UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08465

Camco Investors Fund

(Exact name of registrant as specified in charter)

30 East Main Street

Berryville, VA 22611

(Address of principal executive offices)

(Zip code)

30 East Main Street

Berryville, VA 22611

(Name and address of agent for service)

Registrant's telephone number, including area code: 703-709-7008

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

REPORT TO SHAREHOLDERS

Camco Investors Fund

30 East Main Street

Berryville, VA 22611

December 31, 2003

Dear Shareholder:

Your Fund started 2003 at $9.82 per share and ended the year at $9.86 representing an increase in value of 0.4%.

At the direction of management and consent of the Fund’s Directors, the Fund remained in cash and closed to new investors during 2003.  It was agreed that the Fund should take this action until the current prospectus is amended to increase the expense ration from 1.50% to 1.98% to enable the Fund to hire certain professional organizations to better serve shareholders.

Management has taken steps to hire a transfer agent and custodian to serve the Fund in 2004.  Management looks forward to opening the Fund to new investors early in 2004 and to begin to invest assets according to our prospectus.

Respectfully submitted,

/s/ Dennis Connor

President

          THE CAMCO INVESTORS FUND

          PORTFOLIO OF INVESTMENTS - IN SECURITIES, DECEMBER 31, 2003

         The Fund holds no securities at this time.

CAMCO INVESTORS FUND

Statement of Changes in Net Assets

Years Ended December 31, 2003 and 2002

	2003	2002
Increase (decrease) in net assets from operations
Investment income - net	$217	$ (121)
Net realized loss from investment transactions	-	(251,457)
Unrealized appreciation (depreciation) of investments	-	215,398
Net decrease in net assets resulting
from operations	217	(36,180)
Distributions to shareholders	-	-
Share transactions (Note 4)	(12,486)	(3,183,312)
Total (decrease) in net assets	(12,269)	(3,219,492)
Net Assets
Beginning of year	49,398	3,268,890
End of year	$37,129	$49,398

The accompanying notes are an integral part of these financial statements.

CAMCO INVESTORS FUND

 Financial Highlights

For a share of capital stock outstanding throughout the period

	Year Ended December 31,
	2003	2002	2001	2000	1999
PER SHARE DATA:
Net Asset Value, Beginning of Year	$9.82	$9.82	$10.44	$8.36	$11.05
Income from Investment Operations:
Net Investment Income	0.04	-	0.40	0.43	0.43
Net Realized and Unrealized Loss on Investments	-	-	(0.59)	2.08	(2.69)
Total Income (Loss) From Investment Operations	0.04	-	(0.19)	2.51	(2.26)
Less Distributions:
From Net Investment Income	-	-	(0.43)	(0.43)	(0.43)
Total Distributions	-	-	(0.43)	(0.43)	(0.43)
Net Asset Value, End of Year	$9.86	$9.82	$9.82	$10.44	$8.36
Total Return	0.41%	0.00%	(1.85)%	29.99%	(20.49)%
Ratios and Supplemental Data:
Net Assets, End of Year	$37,129	$49,398	$3,268,890	$3,247,687	$2,822,765
Ratio of Expenses to Average Net Assets	0.00%	1.88%	1.43%	1.60%	1.40%
Ratio of Net Investment Income to Average Net Assets	0.54%	-0.72%	4.14%	4.40%	4.60%
Portfolio Turnover Rate (%)	0.00%	0.00%	0.00%	18.20%	0.00%

The accompanying notes are an integral part of these financial statements.

INDEPENDENT AUDITOR'S REPORT

To the Shareholders and Board of Directors of the CAMCO Investors Fund

We have audited the accompanying statement of assets and liabilities of CAMCO Investors Fund, (the "Fund") as of December 31, 2003 and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years then ended and the financial highlights for each of the three years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. The financial highlights for the years ended December 3 1, 2000 and 1999 were audited by other auditors whose report, dated January 16, 2001 expressed an unqualified opinion on this information.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CAMCO Investors Fund as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the period indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania February 25, 2004

Certified Public Accountants

/s/ Sanville & Company

CAMCO Investors Fund Notes to Financial Statements

December 31, 2003

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization: The CAMCO Investors Fund (the "Fund"), is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended.

On December 4, 2002 the sole shareholder of the Fund, Bernard Klawans approved, among other things, the name change of the Fund from The O'Higgins Fund, Inc. to CAMCO Investors Fund. At the same time a new investment advisor was approved, Cornerstone Asset Management, Inc. ("CAM"). Under the terms of the new investment management agreement, CAM has agreed to provide the Fund with investment management services for an annual fee of 1 % on the value of the net assets. Other services that CAM may provide will be at no additional expense to the Fund.

Additionally, a change in the investment objectives of the Fund was approved. The Fund's new investment objective is to seek capital appreciation by investing in a portfolio of equity investments, including common and preferred stocks and convertible issues, and debt securities. The Fund will continue as a non-diversified fund that may invest a relatively high percentage of its assets in a limited number of securities. This new investment strategy is more flexible and will allow a faster response to the ever changing climate of the markets.

The following is a summary of significant accounting policies followed by the Fund

Security Valuation: Securities are valued at the last reported sales price or in the case of securities where there is no reported last sale, the closing bid price. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith by or under the supervision of the Company's Board of Directors in accordance with methods that have been authorized by the Board. Short-term investments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Securities Transactions and Investment Income: Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the exdividend date. Interest income is determined on the accrual basis. Discount on fixed income securities is amortized.

Dividends and Distributions to Shareholders: The Fund records all dividends and distributions payable to shareholders on the ex-dividend date.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

CAMCO INVETORS FUND.

Notes to Financial Statements (Continued) December 31_ 2003

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes: It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. The Fund has complied to date with the provisions of the Internal Revenue Code applicable to investment companies and accordingly, no provision for Federal income taxes is required in the financial statements.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2.  MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES

On December 4, 2002 the sole shareholder of the Fund, Bernard Klawans approved, among other things, the name change of the Fund To The O'Higgins Fund, Inc. to CAMCO Investors Fund. At the same time a new investment advisor was approved, Cornerstone Asset Management, Inc. ("CAM"). Under the terms of the new investment management agreement, CAM has agreed to provide the Fund with investment management services for an annual fee of 1 % on the value of the net assets. Other services that CAM may provide will be at no additional expense to the Fund. CAM has borne all expenses of the Fund for the year ended December 31, 2003.

3. INVESTMENT TRANSACTIONS

There were not purchases or sales of investment securities for the year ended December 31, 2003. The Fund was invested in cash at December 31, 2003.

4.  CAPITAL SHARE TRANSACTIONS

As of December 31, 2003, there were 10,000,000 shares of $.001 par value capital stock authorized. The total par value and paid-in capital totaled $367,644. Transactions in capital stock were as follows for the years ended:

	December 31, 2003		December 31,2002
	Shares	Amount	Shares	Amount
Shares sold	3,754	$ 37,029	20,929	$203,400
Shares issued in reinvestment of dividends	-	-	-	-
Shares redeemed	(5,020)	$(49,505)	(348,601)	$(3,386,712)
Net (decrease)	(1,266)	$(13,752)	(327,675)	$(3,183,312)

CAMCO INVETORS FUND.

 Notes to Financial Statements (Continued) December 31.2003

5.   FEDERAL INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with Federal Income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income

$  -

Undistributed long-term capital gain

$  -

Unrealized appreciation

$  -

There were not distributions paid during the years ended December 31,2003 and 2002.

The Fund has available capital loss carry forwards of $79,520 and $251,457. These carry forwards expire in 2009 and 2010 respectively.

BOARD OF DIRECTORS AND OFFICERS INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the Directors and the Fund’s officers are set forth below.

Interested Directors & Officers

Name, Address, Age	Position	Year first Elected	Principal Occupation Past 5 yrs	Other Director Held
Dennis M. Connor 30 E. Main St. Berryville, VA 47	President & Director	2002 Dec. 4th	Vice President Investment Adviser CAMCO	2

Mr. Paul Berghaus 30 E. Main Street Berryville, VA 63	Treasurer	2002 Dec. 4th	President CAMCO Berryville, VA	2

Mr. Eric Weitz 30 E. Main Street Berryville, VA 45	Secretary	2002 Dec. 4th	Vice President CAMCO Berryville, VA	2

* Mr. Connor, Mr. Berghaus and Mr. Weitz are "Interested Persons" as defined in the Investment Company Act of 1940 because they are Officers of the Adviser CAMCO

INDEPENDENT DIRECTORS

Keith P Newman 9110 Glen Brook Rd Fairfax VA 49	Director	2002 Dec. 4th	Realtor Remax Reston,VA	0

Malcolm R Uffelman 1808 Horseback Trail Vienna VA 68	Director	2002 Dec. 4th	Vice Pres. Contact Inc Winchester VA	1 Contact Inc.

Charles J Bailey 11620 Gambrill Rd Frederick MD 60	Director	2002 Dec. 4th	Regional Mgr Tollgate Inc Frederick MD	0

Col. Richard Bruss 9507 Arnon Chapel Rd Great Falls VA 73	Director	2002 Dec.4th	Retired USAF	0

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s entire Board of Directors acts as the audit committee.

The registrant’s board of directors has determined that Mr. Malcolm Uffelman is a financial expert.  Mr. Uffelman is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2003

$ 2000

FY 2002

$ 3000

(b)

Audit-Related Fees

Registrant

Adviser

FY 2003

$ 0

$0

FY 2002

$ 0

$0

(c)

Tax Fees

Registrant

Adviser

FY2003

$ 500

$0

FY2002

$ 0

$0

(d)

All Other Fees

Registrant

Adviser

FY 2003

$ 0

$0

FY 2002

$ 0

$0

(e)

(1)

Audit Committee’s Pre-Approval Policies

The Board of Directors acting as the audit committee has adopted pre-approval polices and procedures that require the Directors to pre-approve all audit and non-audit services of the registrant.  For fiscal year ended December 31, 2003, 100% of audit related, tax, and other non-audit services provided by the principal accountant were pre-approved by the Board of Directors.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.  Not applicable.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of December 31, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH

(a)(2)

EX-99.CERT

(a)(3)

Not applicable

(b)

EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Camco Investors Fund

By /s/ Dennis Connor

      Dennis Connor

      President

Date March 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By /s/ Dennis Connor

      Dennis Connor

      President

Date March 26, 2004

By /s/Paul Berghaus

      Paul Berghaus

      Treasurer

Date March 26, 2004